UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: March 31, 2000

 Check here if Amendment [  ]; Amendment Number:  ____

 This Amendment (Check only one.): [   ] is a restatement.  [   ] adds new
 holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:          MFP Investors LLC
 Address:       51 JFK Parkway
                2nd Floor
                Short Hills, NJ 07078

 13F File Number:  28-05359

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:        Annette Emanuel
 Title:       Chief Financial Officer
 Phone:       (973) 921-2210

 Signature, Place, and Date of Signing:

       /s/ Annette Emanuel           Short Hills, NJ           5/11/00
       ---------------------         ----------------          -------
          [Signature]                [City, State]             Date

 Report Type (Check only one.):

 [ X ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
 reporting manager are reported in this report.)

 [   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

 [   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).
 FORM 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:          0


 Form 13F Information Table Entry Total:    65

 Form 13F Information Table Value Total:    $ 208,870
                                            ----------
                                            (thousands)

 List of Other Included Managers  NONE



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       COLUMN 1                    COLUMN 2               COLUMN 3     COLUMN 4  COLUMN 5  COLUMN 6     COLUMN 7     COLUMN 8
       --------                    --------               --------     --------  --------  --------     --------     --------
        NAME OF                    TITLE OF                             VALUE    SHRS OR   INVESTMENT    OTHER    VOTING AUTHORITY
        ISSUER                      CLASS                  CUSIP       (x$1000)  PRN AMT   DISCRETION   MANAGERS  SOLE SHARED NONE
        -------                    --------                -----       --------  -------   ----------   --------  ---- ------ ----

Applied Power Inc.                  Class A               038225108      4275    150000    SOLE                  150000
Atlantic Richfield Co.
  (Delaware)                        Common Stock          048825103      2591     30500    SOLE                   30500
Berkley WR Corp                     Common Stock          084423102       786     34100    SOLE                   34100
BF Goodrich Co.                     Common Stock          382388106     10019    350000    SOLE                  350000
Biogen Inc.                         Call                  0905979DB         1       200    SOLE                     200
Castle & Cooke Inc.                 Common Stock          148433105      3610    214700    SOLE                  214700
Catellus Development Corp.          Common Stock          149111106       763     55000    SOLE                   55000
Citizens Utilities Co.
  (Delaware)                        Class B               177342201      5731    350000    SOLE                  350000
City Investing Co. Liquidating
  Trust                             Unit Ben Int          177900107       340    265600    SOLE                  265600
Cohoes Bancorp                      Common Stock          192513109      1222    123000    SOLE                  123000
Columbia Energy Group               Common Stock          197648108      1794     30000    SOLE                   30000
Commonwealth Telephone
  Enterprises, Inc.                 Common Stock          203349105      1737     37000    SOLE                   37000
Conoco Inc.                         Class B               208251405      3075    120000    SOLE                  120000
Crane Company (Delaware)            Common Stock          224399105     12245    518300    SOLE                  518300
Devon Energy                        Common Stock          25179M103     19425    400000    SOLE                  400000
DLJ Direct                          Call                  2576619EW        13       150    SOLE                     150
Dun & Bradstreet Corp.
  (Delaware)                        Common Stock          26483B106      7156    250000    SOLE                  250000
Efax Com, Inc.                      Common Stock          282012103        54     10000    SOLE                   10000
Efax Com, Inc.                      Call                  2820129DU         6       200    SOLE                     200
Enstar Group Inc.                   Common Stock          29358R107      1502    102715    SOLE                  102715
Fab Industries                      Common Stock          302747100       176     17000    SOLE                   17000
First Place Financial Corp.
  (Ohio)                            Common Stock          33610T109      1499    149900    SOLE                  149900
General Motors Corp.                Common Stock          370442105      8695    105000    SOLE                  105000
Gentiva Health Services             Common Stock          37247A102        89     12500    SOLE                   12500
Harcourt Gen Inc.                   Common Stock          41163G101     11175    300000    SOLE                  300000
Helmerich & Payne Inc.              Common Stock          423452101      5878    190000    SOLE                  190000
Hexcel Corporation New              Common Stock          428291108       542    108300    SOLE                  108300
Huttig Building Products,
  Inc.                              Common Stock          448451104      1719    382000    SOLE                  382000
Koger Equity Inc.                   Common Stock          500228101       900     52000    SOLE                   52000
Kroll-O'Gara Company                Common Stock          501050108      2406    220000    SOLE                  220000
Lanier World Wide Inc.              Common Stock          51589L105       744    350000    SOLE                  350000
Medallion Financial Corp.           Common Stock          583928106      4119    245000    SOLE                  245000
MediaOne Group Inc.                 Common Stock          58440J104      1702     21000    SOLE                   21000
MGI Properties Inc.                 Common Stock          552885105       674    130000    SOLE                  130000
Montana Power Co.                   Common Stock          612085100      6394    100000    SOLE                  100000
Nashua Corporation                  Common Stock          631226107       947    111400    SOLE                  111400
Newhall Land & Farming Co.
  (California)                      Depositary Receipts   651426108      2825    100000    SOLE                  100000
On Command Corporation              Common Stock          682160106      1928    128500    SOLE                  128500
Pactiv Corp.                        Common Stock          695257105      1925    220000    SOLE                  220000
Plains Resources Inc.               Common Stock          726540503      2417    189600    SOLE                  189600
Potomac Electric Power              Common Stock          737679100      3959    175000    SOLE                  175000
R.J.Reynolds Tobacco Holdings       Common Stock          76182K105      2033    120000    SOLE                  120000
Reynolds Metals Co.                 Common Stock          761763101      4180     62500    SOLE                   62500
Scripps Co. E.W. (Ohio)             Class A               811054204     17041    350000    SOLE                  350000
Southern Union Company              Common Stock          844030106      2709    150000    SOLE                  150000
Southwest Gas Corp                  Common Stock          844895102      3179    166200    SOLE                  166200
St. Joe Company                     Common Stock          790148100      2454     85000    SOLE                   85000
Staff Leasing, Inc.                 Common Stock          852381102      1058    182000    SOLE                  182000
Stewart & Stevenson Services,
  Inc.                              Common Stock          860342104      3234    287500    SOLE                  287500
Suburban Lodges of America Inc.     Common Stock          864444104      2005    324100    SOLE                  324100
Telephone & Data Systems Inc.       Common Stock          879433100      4448     40000    SOLE                   40000
The MONY Group Inc.                 Common Stock          615337102      5445    168500    SOLE                  168500
Triad Hospitals Inc.                Common Stock          89579K109      5025    300000    SOLE                  300000
Trizec Hahn Corporation             Sub Vtg               896938107       750     50000    SOLE                   50000
U.S. Industries Inc.                Common Stock          912080108      1106    100000    SOLE                  100000
United Asset Management Corp.       Common Stock          909420101      2040    118700    SOLE                  118700
United Dominion Industries Ltd.     Common Stock          909914103      4547    250000    SOLE                  250000
United States Cellular Corp.        Common Stock          911684108      2845     40000    SOLE                   40000
Vornado Operating Co.               Common Stock          92904N103       397     31000    SOLE                   31000
Washington Post Company             Class B               939640108      7263     13500    SOLE                   13500
Halliburt                           Option - call         4062169DJ         4       200    SOLE                     200
Intel Corp.                         Option - puts         4581408DD        14        50    SOLE                      50
Petroleum Geo-Services              Option - call         7165979DD         8       150    SOLE                     150
Ryder System Inc.                   Option - call         7835499EF        12        65    SOLE                      65
US West                             Option - call         91273H9DP        15       300    SOLE                     300

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